Schedule of Amended Settlement Environmental Protection Agency Agreement (Details) - Environmental Protection Agency Agreement [Member] - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Within 30 days of Settlement Agreement	$ 2,000,000	$ 2,000,000	$ 2,000,000
November 1, 2024	3,000,000	3,000,000	3,000,000
November 1, 2025	3,000,000	3,000,000	3,000,000
November 1, 2026	3,000,000	3,000,000	3,000,000
November 1, 2027	3,000,000	3,000,000	3,000,000
November 1, 2028	3,000,000	3,000,000	3,000,000
November 1, 2029	$ 2,000,000	$ 2,000,000	$ 2,000,000